Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,984,051.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,069.25